Segment and geographic information (Tables)	6 Months Ended
Sep. 30, 2017
Segment and geographic information
Business segments' results

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Six months ended September 30, 2016
Non-interest revenue	¥167,657	¥46,131	¥300,063	¥118,224	¥632,075
Net interest revenue	2,258	1,080	70,732	(17,702)	56,368

Net revenue	169,915	47,211	370,795	100,522	688,443
Non-interest expenses	146,840	27,539	284,886	81,671	540,936

Income (loss) before income taxes	¥23,075	¥19,672	¥85,909	¥18,851	¥147,507

Six months ended September 30, 2017
Non-interest revenue	¥200,633	¥64,749	¥270,461	¥115,733	¥651,576
Net interest revenue	2,837	(1,234)	67,818	(11,416)	58,005

Net revenue	203,470	63,515	338,279	104,317	709,581
Non-interest expenses	153,031	29,477	295,943	73,383	551,834

Income (loss) before income taxes	¥50,439	¥34,038	¥42,336	¥30,934	¥157,747

	Millions of yen
	Retail	Asset Management	Wholesale	Other (Incl. elimination)	Total
Three months ended September 30, 2016
Non-interest revenue	¥85,235	¥21,962	¥150,447	¥52,022	¥309,666
Net interest revenue	929	(685)	29,416	89	29,749

Net revenue	86,164	21,277	179,863	52,111	339,415
Non-interest expenses	71,754	13,844	140,596	39,027	265,221

Income (loss) before income taxes	¥14,410	¥7,433	¥39,267	¥13,084	¥74,194

Three months ended September 30, 2017
Non-interest revenue	¥100,360	¥36,061	¥123,126	¥58,514	¥318,061
Net interest revenue	1,426	(643)	35,837	(5,904)	30,716

Net revenue	101,786	35,418	158,963	52,610	348,777
Non-interest expenses	76,239	14,950	141,980	35,285	268,454

Income (loss) before income taxes	¥25,547	¥20,468	¥16,983	¥17,325	¥80,323

Major components of income (loss) before income taxes in "Other"

	Millions of yen
	Six months ended September 30
	2016	2017
Net gain (loss) related to economic hedging transactions	¥7,855	¥(96)
Realized gain on investments in equity securities held for operating purposes	656	387
Equity in earnings of affiliates	12,003	15,430
Corporate items	(9,572)	1,751
Other(1)	7,909	13,462

Total	¥18,851	¥30,934

	Millions of yen
	Three months ended September 30
	2016	2017
Net gain related to economic hedging transactions	¥(4,119)	¥558
Realized gain on investments in equity securities held for operating purposes	74	344
Equity in earnings of affiliates	10,945	8,408
Corporate items	(5,266)	1,597
Other(1)	11,450	6,418

Total	¥13,084	¥17,325

(1)	Includes the impact of Nomura’s own creditworthiness.

Reconciliation of combined business segments' results included in preceding table to reported net revenue, non-interest expenses and income (loss) before income taxes

	Millions of yen
	Six months ended September 30
	2016	2017
Net revenue	¥688,443	¥709,581
Unrealized gain (loss) on investments in equity securities held for operating purposes	(2,968)	2,735

Consolidated net revenue	¥685,475	¥712,316

Non-interest expenses	¥540,936	¥551,834
Unrealized gain on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥540,936	¥551,834

Income before income taxes	¥147,507	¥157,747
Unrealized gain (loss) on investments in equity securities held for operating purposes	(2,968)	2,735

Consolidated income before income taxes	¥144,539	¥160,482

	Millions of yen
	Three months ended September 30
	2016	2017
Net revenue	¥339,415	¥348,777
Unrealized gain (loss) on investments in equity securities held for operating purposes	7,580	2,716

Consolidated net revenue	¥346,995	¥351,493

Non-interest expenses	¥265,221	¥268,454
Unrealized gain on investments in equity securities held for operating purposes	—	—

Consolidated non-interest expenses	¥265,221	¥268,454

Income before income taxes	¥74,194	¥80,323
Unrealized gain (loss) on investments in equity securities held for operating purposes	7,580	2,716

Consolidated income before income taxes	¥81,774	¥83,039

Geographic allocation of net revenue and income (loss) before income taxes from operations by geographic areas, and long-lived assets

	Millions of yen
	Six months ended September 30
	2016	2017
Net revenue(1):
Americas	¥130,577	¥120,012
Europe	77,408	91,922
Asia and Oceania	35,158	32,344

Subtotal	243,143	244,278
Japan	442,332	468,038

Consolidated	¥685,475	¥712,316

Income (loss) before income taxes:
Americas	¥22,186	¥6,414
Europe	3,472	891
Asia and Oceania	14,383	9,012

Subtotal	40,041	16,317
Japan	104,498	144,165

Consolidated	¥144,539	¥160,482

	Millions of yen
	Three months ended September 30
	2016	2017
Net revenue(1):
Americas	¥64,186	¥54,250
Europe	37,582	47,991
Asia and Oceania	19,650	15,262

Subtotal	121,418	117,503
Japan	225,577	233,990

Consolidated	¥346,995	¥351,493

Income (loss) before income taxes:
Americas	¥6,937	¥(1,460)
Europe	7,900	(1,354)
Asia and Oceania	8,322	3,665

Subtotal	23,159	851
Japan	58,615	82,188

Consolidated	¥81,774	¥83,039

(1)	There is no revenue derived from transactions with a single major external customer.

	Millions of yen
	March 31, 2017	September 30, 2017
Long-lived assets:
Americas	¥125,222	¥129,274
Europe	66,167	69,027
Asia and Oceania	13,043	12,531

Subtotal	204,432	210,832
Japan	251,242	233,662

Consolidated	¥455,674	¥444,494